Taxation (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of provision for income taxes
Income taxes consist of the following:

	Year Ended December 31,
(In US$ millions)	2015	2014	2013
Current tax expense:
United Kingdom	—	—	—
Foreign	72.6	43.5	42.4
Total current tax expense	72.6	43.5	42.4
Deferred tax (benefit) expense:
United Kingdom	—	—	—
Foreign	28.0	(8.7)	(9.2)
Total income tax expense	100.6	34.8	33.2

Effective income tax rate reconciliation
The Company's effective income tax rate for each of the years ended on December 31, 2015, 2014 and 2013 differs from the U.K. statutory income tax rate as follows:

	2015	2014	2013
U.K. statutory income tax rate	20.3%	21.3%	23.3%
Non-U.K. taxes	(3.2)%	(11.3)%	(15.8)%
Effective income tax rate	17.1%	10.0%	7.5%

Net deferred tax assets
The net deferred tax assets consist of the following:

(In US$ millions)	2015	2014
Provisions	19.7	1.5
Net operating losses carry forward	10.7	14.8
Property, plant and equipment	—	3.0
Other	3.8	—
Gross deferred tax assets	34.2	19.3
Valuation allowance related to NOL	—	(0.9)
Net deferred tax asset	34.2	18.4
The net deferred tax liabilities consist of the following:

(In US$ millions)	2015	2014
Property, plant and equipment	42.6	—
Other	1.1	—
Gross deferred tax liabilities	43.7	—
Net deferred tax (liability) / asset	(9.5)	18.4

The deferred tax liability recognized during the year ended December 31, 2015 is due to a change in tax legislation in Nigeria which required a retrospective adjustment in 2015. The Nigerian tax regime has changed from a deemed profit percentage of revenue to an actual profit regime using 30% of net income impacting both the current and deferred income tax. As such a deferred tax liability arises on the difference between book value and the assumed tax write-down value of the West Capella, the Company's drilling unit operating in Nigeria. The deferred tax liability is expected to reverse in approximately 2020.

The Company did not have any deferred tax liabilities at December 31, 2014 and 2013.
The net deferred taxes are classified as follows:

(In US$ millions)	2015	2014
Long-term deferred tax asset	34.2	18.4
Long-term deferred tax liability	(43.7)	—
Net deferred tax (liability) / asset	(9.5)	18.4

Unrecognized tax benefits schedule
The changes to our liabilities related to uncertain tax positions, including interest and penalties that we recognize as a component of income tax expense, were as follows:

(In US$ millions)	2015	2014	2013
Balance beginning of period	—	—	—
Increases as a result of positions taken in prior periods	—	—	—
Increases as a result of positions taken during the current period	9.0	—	—
Decreases as a result of positions taken in prior periods	—	—	—
Decreases as a result of positions taken in the current period	—	—	—
Balance end of period	9.0	—	—